INVESTMENT IN AN AFFILIATED COMPANY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts charged - cost of revenues	$ 56,971	$ 62,592	$ 58,564
Mailvision Ltd [Member]
Amounts charged - cost of revenues	$ 0	$ 0	$ 432